Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Net income before income taxes		$ 63,500	$ 41,641	$ 7,504
Income taxes paid		(9,870)	(4,381)	(3,202)
Gain on disposal of equipment and intangible assets				(5,460)
Depreciation and amortization		18,934	12,694	16,604
Share of net loss (income) of associates and joint ventures		3,818	3,248	1,670
Change in fair value of preferred shares in associates		(37,900)	0
Share-based payment expense		5,118	6,439	7,006
Net finance income (expense)		(8,756)	412	1,065
Change in inventories		(7,752)
Change in trade and other receivables		(14,206)	(6,543)	(235)
Change in loans to customers		(90,023)	(3,092)
Change in trade and other payables		39,168	(5,635)	(8,509)
Change in deferred revenue		(1,224)	460	(2,106)
Change in prepayments		(11,437)	(12,205)	(136)
Change in other liabilities		5,441	1,507	(1,402)
Other		726	(715)	(1,146)
Net cash flow from (used in) operating activities		(44,464)	33,828	11,653
Cash flow from investment activities
Proceeds from sales of equipment and intangible assets		6		5,716
Purchase of equipment		(8,868)	(2,616)	(3,523)
Settlement of earnout obligation			(600)
Receipt of contingent consideration	[1]		2,945
Acquisition of subsidiary, net of cash acquired			(7,901)
Release of escrow account			2,508	5,402
Disbursement of short-term loans			(2,400)	(500)
Investment in, and loans to associates and joint ventures		(6,550)	(32,867)	(6,896)
Repayment of loans to associates and joint ventures		726
Deposit of collateral for subsidiaries' loan facility		(52,878)
Net purchase of listed equity instruments		(35,250)	(2,188)
Development expenditure		(4,173)	(4,132)	(3,503)
Net cash flow from (used in) investing activities		(106,987)	(47,250)	(3,305)
Cash flow from financing activities
Proceeds from issues of equity instruments		82,630	170,871
Transaction costs on issue of equity instruments		(1,364)	(2,992)
Acquisition of treasury shares		(5,780)	(4,875)
Proceeds from loans and borrowings		43,163
Payment of interests on loans and borrowings		(1,184)
Repayment of loans and borrowings		(1,509)	(1,765)	(4,372)
Payment of lease liabilities		(2,755)	(2,293)	(5,659)
Net cash flow from (used in) financing activities		113,200	158,946	(10,031)
Net change in cash and cash equivalents		(38,248)	145,524	(1,683)
Cash and cash equivalents at beginning of period		177,873	33,207	34,181
Net foreign exchange difference		(137)	(857)	709
Cash and cash equivalents at end of period		$ 139,487	$ 177,873	$ 33,207

[1]	Relates to settlements of accounts receievables guarantee from Otello Corporation ASA associated with the acquisition of Opera Software AS, the "Consumer Business", in 2016.